Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Depreciation and amortization expense	$ 3	$ 4	$ 15	$ 20